GROUP STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GROUP STATEMENT OF CHANGES IN EQUITY
Cumulative translation loss within other reserves	$ 339	$ 207	$ 388